Labor obligations - Actuarial assumptions (Details) - Defined benefit plan	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Labor obligations
Discount rate	9.85%	9.60%	7.90%
Expected rate of salary increase	5.80%	5.80%	5.80%
Average longevity at retirement age for current pensioners (in years)	14	14	14
Inflation	4.00%	4.00%	4.00%